Borrowings	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Borrowings
20 Borrowings
Lease liabilities are presented in the statement of financial position as follows:

	As of December 31,
In thousands of USD	2023	2024
Current	3,718	3,938
Non-current	2,357	7,260
Total Lease liabilities	6,075	11,198
Set out below is the maturity of the lease liabilities classified as non-current:

In thousands of USD	One to five years	More than five years	Total
Lease liability future payments	3,391	3,869	7,260
The Group has several lease contracts that include extension and termination options. Whenever the contracts do not include a mutual agreement clause, the Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. Future cash outflows as of December 31, 2024 to which the Group is potentially exposed that are not reflected in the measurement of lease liabilities amounts to USD 8.0 thousand and relates to new contracts signed in 2025 and potential renewals.
Changes in liabilities arising from financing activities

In thousands of USD	January 1, 2024	Additions and modifications	Payments	Reclassification	Effect of translation	December 31, 2024
Current lease liabilities	3,718	4,976	(5,123)	696	(329)	3,938
Non-current lease liabilities	2,357	6,086	—	(696)	(487)	7,260
Total liabilities from financing activities	6,075	11,062	(5,123)	—	(816)	11,198

In thousands of USD	January 1, 2023	Additions and modifications	Payments	Reclassification	Effect of translation	December 31, 2023
Current lease liabilities	5,138	2,783	(6,279)	2,461	(385)	3,718
Non-current lease liabilities	8,709	(2,698)	—	(2,461)	(1,193)	2,357
Total liabilities from financing activities	13,847	85	(6,279)	—	(1,578)	6,075
Additions and modifications include USD 1,532 thousand of accrued interest as of December 31, 2024 (2023: USD 1,074 thousand) as described in Note 8.
Lease payments not recognized as a liability
The group has elected not to recognize a lease liability for short term leases (leases of expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis. In addition, certain variable lease payments are not permitted to be recognized as lease liabilities and are expensed as incurred.
The expense relating to payments not included in the measurement of the lease liability is as follows:

	As of December 31,
In thousands of USD	2023	2024
Short-term leases	2,035	1,265
Variable lease payments	100	90
Total expense	2,135	1,355
At December 31, 2024 the Group was committed to short-term leases and the total commitment at that date was USD 395 thousand (2023: USD 686 thousand).